Reverse Stock Split (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Reverse Stock Split [Abstract]
Reverse Stock Split
Note 16. Reverse Stock Split
On December 4, 2024, the board of directors of the Company approved a reverse stock split ratio of 1-for-14 approved by the stockholders of the Company on December 2, 2024 (the “Reverse Stock Split”). The Reverse Stock Split was effective at the opening of trading on Nasdaq on December 13, 2024 (the “Effective Date”). The unaudited interim consolidated financial statements of the Company for the three- and nine-month periods ended September 30, 2024, and 2023, are presented retroactively on a post-Reverse Stock Split basis, as if the stock split had been effective from the beginning of the earliest period presented.

Note 15. Reverse Stock Split

On December 4, 2024, the board of directors of the Company approved a reverse stock split ratio of 1-for-14 approved by the stockholders of the Company on December 2, 2024 (the “Reverse Stock Split”). The Reverse Stock Split was effective at the opening of trading on Nasdaq on December 13, 2024 (the “Effective Date”). The consolidated financial statements for the years ended December 31, 2023, and 2022, are presented retroactively on a post-Reverse Stock Split basis, as if the stock split had been effective from the beginning of the earliest period presented.